Supplement to Prospectus Dated May 1, 1998
                       Supplement dated December 31, 1998

This Supplement should be retained with the current Prospectus for your variable annuity contract issued by American Skandia Life Assurance Corporation ("American Skandia"). If you do not have a current prospectus, please contact American Skandia at 1-800-SKANDIA.

                            A. NOTICE OF SUBSTITUTION

American Skandia has filed an application with the Securities and Exchange Commission ("SEC") to substitute the following "Replaced Portfolio/Sub-Account" of the Alliance Variable Products Series Fund, Inc. with the "Substitute Portfolio/Sub-Account" of American Skandia Trust.

         -------------------------------------------------------- ------ -----------------------------------------------------
         REPLACED PORTFOLIO/SUB-ACCOUNT OF ALLIANCE VARIABLE             SUBSTITUTE PORTFOLIO/SUB-ACCOUNT OF AMERICAN
         PRODUCTS SERIES FUND, INC.                                      SKANDIA TRUST
         -------------------------------------------------------- ------ -----------------------------------------------------
         -------------------------------------------------------- ------ -----------------------------------------------------
         U.S. Government/High Grade Securities portfolio                 AST PIMCO Total Return Bond portfolio
         AVP U.S. Government/High Grade Securities sub-account           AST PIMCO Total Return Bond sub-account
         -------------------------------------------------------- ------ -----------------------------------------------------
         -------------------------------------------------------- ------ -----------------------------------------------------
         Total Return portfolio                                          AST T. Rowe Price Asset Allocation portfolio
         AVP Total Return sub-account                                    AST T. Rowe Price Asset Allocation sub-account
         -------------------------------------------------------- ------ -----------------------------------------------------
         -------------------------------------------------------- ------ -----------------------------------------------------
         International portfolio                                         AST T. Rowe Price International Equity portfolio
         AVP Total Return sub-account                                    AST T. Rowe Price International Equity sub-account
         -------------------------------------------------------- ------ -----------------------------------------------------
         -------------------------------------------------------- ------ -----------------------------------------------------
         Short-Term Multi-Market portfolio                               AST PIMCO Limited Maturity Bond portfolio
         AVP Short-Term Multi-Market sub-account                         AST PIMCO Limited Maturity Bond sub-account
         -------------------------------------------------------- ------ -----------------------------------------------------
         -------------------------------------------------------- ------ -----------------------------------------------------
         Growth and Income portfolio                                     AST Lord Abbett Growth and Income portfolio
         AVP Growth and Income sub-account                               AST Lord Abbett Growth and Income sub-account
         -------------------------------------------------------- ------ -----------------------------------------------------
         -------------------------------------------------------- ------ -----------------------------------------------------
         Premier Growth portfolio                                        AST JanCap Growth portfolio
         AVP Premier Growth sub-account                                  AST JanCap Growth sub-account
         -------------------------------------------------------- ------ -----------------------------------------------------
         -------------------------------------------------------- ------ -----------------------------------------------------
         Money Market portfolio                                          AST Money Market portfolio
         AVP Money Market sub-account                                    AST Money Market sub-account
         -------------------------------------------------------- ------ -----------------------------------------------------
         -------------------------------------------------------- ------ -----------------------------------------------------
         North American Government Income portfolio                      AST T. Rowe Price International Bond portfolio
         AVP North American Government Income sub-account                AST T. Rowe Price International Bond sub-account
         -------------------------------------------------------- ------ -----------------------------------------------------
         -------------------------------------------------------- ------ -----------------------------------------------------
         Global Dollar Government portfolio                              AST T. Rowe Price International Bond portfolio
         AVP Global Dollar Government sub-account                        AST T. Rowe Price International Bond sub-account
         -------------------------------------------------------- ------ -----------------------------------------------------
         -------------------------------------------------------- ------ -----------------------------------------------------
         Utility Income portfolio                                        AST Lord Abbett Growth and Income portfolio
         AVP Utility Income sub-account                                  AST Lord Abbett Growth and Income sub-account
         -------------------------------------------------------- ------ -----------------------------------------------------
         -------------------------------------------------------- ------ -----------------------------------------------------
         Global Bond portfolio                                           AST T. Rowe Price International Bond portfolio
         AVP Global Bond sub-account                                     AST T. Rowe Price International Bond sub-account
         -------------------------------------------------------- ------ -----------------------------------------------------
         -------------------------------------------------------- ------ -----------------------------------------------------
         Growth Investors portfolio                                      AST T. Rowe Price Asset Allocation portfolio
         AVP Growth Investors sub-account                                AST T. Rowe Price Asset Allocation sub-account
         -------------------------------------------------------- ------ -----------------------------------------------------
         -------------------------------------------------------- ------ -----------------------------------------------------
         Conservative Investors portfolio                                AST T. Rowe Price Asset Allocation portfolio
         AVP Conservative Investors sub-account                          AST T. Rowe Price Asset Allocation sub-account
         -------------------------------------------------------- ------ -----------------------------------------------------
         -------------------------------------------------------- ------ -----------------------------------------------------
         Growth portfolio                                                AST JanCap Growth portfolio
         AVP Growth sub-account sub-account                              AST JanCap Growth sub-account
         -------------------------------------------------------- ------ -----------------------------------------------------
         -------------------------------------------------------- ------ -----------------------------------------------------
         Worldwide Privatization portfolio                               AST Putnam International Equity portfolio
         AVP Worldwide Privatization sub-account                         AST Putnam International Equity sub-account
         -------------------------------------------------------- ------ -----------------------------------------------------

In the application to the SEC, American Skandia is seeking permission to allow transfers from the Replaced Portfolio/Sub-account to the Substitute Portfolio/Sub-account or any other portfolio of American Skandia Trust offered as a Sub-account for a period of 60 days prior to any substitution without the imposition of any transfer fee. Under the proposed substitution, such transfers would not count in determining whether the maximum number of free transfers have been exceeded. Furthermore, under the proposed substitution, the transfer of
Account Value from the Replaced Portfolio/Sub-account to the Substitute Portfolio/Sub-account would likewise not be subject to a transfer fee nor count in determining whether the maximum number of free transfers have been exceeded. The proposed substitution will not affect your rights or our obligations under the Annuity. American Skandia will bear any expenses in connection with the proposed substitution.

Alliance (12/98)
                         B. NEW PORTFOLIOS/SUB-ACCOUNTS

In connection with the proposed substitution outlined above, effective as of February 1, 1999, American Skandia will be making all of American Skandia Trust portfolios available as sub-accounts under your Annuity. Additional information will be provided about each of the substitute portfolios before the substitution date.

Below is a table of the Underlying Mutual Fund Portfolio Annual Expenses for the portfolios of the American Skandia Trust that will be available as of February 1, 1999. Unless otherwise indicated, the expenses shown below are for the year ending December 31, 1998. "N/A" indicates that no entity has agreed to reimburse the particular expense indicated. The expenses of the portfolios either are currently being partially reimbursed or may be partially reimbursed in the future. Management Fees, Other Expenses and Total Annual Expenses are provided on both a reimbursed and not reimbursed basis, if applicable. See the prospectus or statement of additional information of the underlying mutual fund for details.

                                            Management     Management         Other          Other      Total Annual    Total Annual
                                                Fee            Fee          Expenses       Expenses       Expenses        Expenses
                                             after any     without any      after any     without any     after any      without any
                                            applicable     applicable      applicable     applicable     applicable      applicable
                                          reimbursement  reimbursement   reimbursement  reimbursement  reimbursement   reimbursement

------------------------------------------------------------------------------------------------------------------------------------

SUBSTITUTE PORTFOLIOS
AST Lord Abbett Growth and Income               N/A           0.75%            N/A          0.18%           N/A            0.93%
AST JanCap Growth                             0.88%           0.90%            N/A          0.18%         1.06%            1.08%
AST Money Market                              0.45%           0.50%          0.15%          0.19%         0.60%            0.69%
AST T. Rowe Price Asset Allocation              N/A           0.85%            N/A          0.28%           N/A            1.13%
AST T. Rowe Price International Equity          N/A           1.00%            N/A          0.26%           N/A            1.26%
AST T. Rowe Price International Bond            N/A           0.80%            N/A          0.31%           N/A            1.11%
AST PIMCO Total Return Bond                     N/A           0.65%            N/A          0.21%           N/A            0.86%
AST PIMCO Limited Maturity Bond                 N/A           0.65%            N/A          0.23%           N/A            0.88%
AST Putnam International Equity                 N/A           0.88%            N/A          0.27%           N/A            1.15%

OTHER AVAILABLE PORTFOLIOS OF AMERICAN SKANDIA TRUST
AST Lord Abbett Small Cap Value(1)              N/A           0.95%            N/A          0.37%           N/A            1.32%
AST Janus Overseas Growth                       N/A           1.00%            N/A          0.35%           N/A            1.35%
AST Janus Small-Cap Growth                      N/A           0.90%            N/A          0.23%           N/A            1.13%
AST Federated High Yield                        N/A           0.75%            N/A          0.23%           N/A            0.98%
AST T. Rowe Price Natural Resources             N/A           0.90%            N/A          0.26%           N/A            1.16%
AST T. Rowe Price Small Company Value           N/A           0.90%            N/A          0.26%           N/A            1.16%
AST Founders Passport                           N/A           1.00%            N/A          0.35%           N/A            1.35%
AST INVESCO Equity Income                       N/A           0.75%            N/A          0.20%           N/A            0.95%
AST American Century International Growth       N/A           1.00%            N/A          0.75%           N/A            1.75%
AST American Century Strategic Balanced         N/A           0.85%          0.40%          0.50%         1.25%            1.35%
AST Putnam Value Growth & Income                N/A           0.75%            N/A          0.48%           N/A            1.23%
AST Putnam Balanced                             N/A           0.74%            N/A          0.29%           N/A            1.03%
AST Cohen & Steers Realty(1)                    N/A           1.00%            N/A          0.29%           N/A            1.29%
AST Bankers Trust Enhanced 500(1)               N/A           0.60%          0.20%          0.29%         0.80%            0.89%
AST Marsico Capital Growth(2)                   N/A           0.90%            N/A          0.21%           N/A            1.11%
AST Neuberger Berman Mid-Cap Value(3)           N/A           0.90%            N/A          0.25%           N/A            1.15%
AST Neuberger Berman Mid-Cap Growth(4)          N/A           0.90%            N/A          0.24%           N/A            1.14%
AST Oppenheimer Large-Cap Growth(5)             N/A           0.90%            N/A          0.23%           N/A            1.13%
AST Kemper Small-Cap Growth(6)                  N/A           0.95%          0.40%          0.60%         1.35%            1.55%

(1) These Portfolios commenced operations in January 1998. "Other Expenses" shown are based on estimated amounts for the fiscal year ending December 31, 1998.
(2) This Portfolio commenced operations in December 1997. "Other Expenses" shown are based on estimated amounts for the fiscal year ending December 31, 1998.
(3) Prior to May 1, 1998, the Investment Manager had engaged Federated Investment Counseling as Sub-advisor for the Portfolio, and the total
    Investment Management fee was at the annual rate of .75% of the first $50 million of the average daily net assets of the Portfolio, plus .60% of the Portfolio's average daily net assets in excess of $50 million. As of May 1, 1998, the Investment Manager engaged Neuberger Berman Management Incorporated as Sub-advisor for the Portfolio, and the Investment Management fee is payable at the annual rate of 0.90% of the average daily net assets of the Portfolio. The Management Fee in the above chart reflects the current Investment Management fee payable to the Investment Manager.
(4) Prior to May 1, 1998, the Investment Manager had engaged Berger Associates, Inc. as Sub-advisor for the Portfolio, and the total Investment Management fee was at the annual rate of .75% of the average daily net assets of the Portfolio. As of May 1, 1998, the Investment Manager engaged Neuberger Berman Management Incorporated as Sub-advisor for the Portfolio, and the Investment Management fee is payable at the annual rate of 0.90% of the average daily net assets of the Portfolio. The Management Fee in the above chart reflects the current Investment Management fee payable to the Investment Manager.

(5) Prior to December 31, 1998, the Investment Manager had engaged Robertson, Stephens & Company Investment Management, L.P. as Sub-advisor for the Portfolio, and the total Investment Management fee was at the annual rate of 1.00% of the average daily net assets of the Portfolio. As of December 31, 1998, the Investment Manager engaged OppenheimerFunds, Inc. as Sub-advisor for the Portfolio, and the Investment Management fee is payable at the annual rate of 0.90% of the first $1 billion of the average daily net assets of the Portfolio, plus .85% of the Portfolio's average daily net assets in excess of $1 billion. The Management Fee in the above chart reflects the current Investment Management fee payable to the Investment Manager.
(6) This Portfolio had not commenced operations as of the date of this Prospectus. "Other expenses" shown are based on estimated amounts for the fiscal year ending December 31, 1999.

                 C. SHORT DESCRIPTION OF INVESTMENT OBJECTIVES

SUBSTITUTE PORTFOLIOS

AST Lord Abbett Growth and Income: long-term growth of capital and income while attempting to avoid excessive fluctuations in market value. Normally, investments will be made in common stocks of seasoned companies which are expected to show above-average growth and which the Portfolio's sub-advisor believes to be in sound financial condition.

AST  JanCap  Growth:   growth  of  capital  in  a  manner  consistent  with  the
preservation of capital. The Portfolio pursues its objective by emphasizing investments in common stocks.

AST Money Market: to maximize current income and maintain high levels of liquidity. The Portfolio attempts to accomplish its objective by maintaining a dollar-weighted average maturity of not more than 90 days and by investing in securities which have effective maturities of not more than 397 days.

AST T. Rowe Price Asset Allocation: to seek a high level of total return by investing primarily in a diversified group of fixed income and equity securities. Under normal conditions over the long-term, the Portfolio expects to allocate its assets so that approximately 40% of its assets will be in fixed income securities and approximately 60% in equity securities.

AST T. Rowe Price International Equity: to seek total return of its assets from long-term growth of capital and income, principally through investments in common stock of established, non-U.S. companies. The Portfolio intends to diversify broadly among countries and to normally have at least three different countries represented in the Portfolio.

AST T. Rowe Price International Bond: seeks to provide high current income and capital appreciation by investing in high-quality, non dollar-denominated government and corporate bonds outside the United States. The Portfolio will invest at least 65% of its assets in high-quality, non dollar-denominated government and corporate bonds outside the United States. The Portfolio may also invest up to 20% of its assets in below investment-grade, high-risk bonds, including bonds in default or those with the lowest rating (commonly referred to as "junk bonds").

AST PIMCO Total Return Bond: to seek to maximize total return consistent with preservation of capital. The Portfolio will invest in a diversified portfolio of fixed-income securities of varying maturities with a portfolio duration from three to six years.

AST PIMCO Limited Maturity Bond: to seek to maximize total return, consistent with preservation of capital and prudent investment management. The Portfolio will invest in a diversified portfolio of fixed income securities of varying maturities with a portfolio duration from one to three years.

AST Putnam International Equity: to seek capital appreciation. The Portfolio seeks its objective by investing primarily in equity securities of companies located in a country other than the United States. The Portfolio will, under normal circumstances, invest at least 65% of its total assets in issuers located in at least three different countries other than the United States.

OTHER AVAILABLE PORTFOLIOS OF AMERICAN SKANDIA TRUST

AST Lord Abbett Small Cap Value: to seek long-term capital appreciation. Investments will be primarily made in equity securities which are believed to be undervalued. Under normal circumstances, the Portfolio will invest at least 65% of its assets in common stocks issued by smaller, less well-known companies, with market capitalizations of less than $1 billion. Smaller companies may carry more risk than larger companies.

AST Janus Overseas Growth: to seek long-term growth of capital. The Portfolio pursues its objective primarily through investments in common stocks of issuers located outside the United States.

AST Janus Small-Cap Growth: seeks capital appreciation. The Portfolio pursues its objective by normally investing at least 65% of its total assets in securities issued by small-sized companies. The Portfolio may also invest in stocks of larger companies with potential for capital appreciation.

AST Federated High Yield: to seek high current income by investing primarily in a diversified portfolio of fixed income securities. The Portfolio will invest at least 65% of its assets in lower-rated (BBB or lower) fixed rate corporate debt obligations. Investments of this type are subject to a greater risk of loss of principal and interest than investments in higher rated securities and are generally considered high risk. Lower-rated or unrated bonds are commonly referred to as "junk bonds."

AST T. Rowe Price Natural Resources: to seek long-term growth of capital through investment primarily in common stocks of companies which own or develop natural resources and other basic commodities. The Portfolio will invest primarily (at least 65% of its total assets) in common stocks of companies which own or develop natural resources and other basic commodities.

AST T. Rowe Price Small Company Value: to provide long-term capital appreciation by investing primarily in small-capitalization stocks that appear to be undervalued. The Portfolio will invest at least 65% of its total assets in companies with a market capitalization of $1 billion or less that appear undervalued by various measures, such as price/earnings or price/book value ratios. Investing in small companies involves greater risk, as well as greater opportunity, than is customarily associated with more established companies.

AST Founders Passport: to seek capital appreciation. The Portfolio invests primarily in securities issued by foreign companies which have market capitalizations or annual revenues of $1 billion or less. At least 65% of the Portfolio's assets will normally be invested in foreign securities representing a minimum of three countries. The Portfolio will normally invest a significant proportion of its assets in the securities of small and medium-sized companies, which involves greater risk than is customarily associated with more established companies.

AST INVESCO Equity Income: to seek high current income while following sound investment practices. Capital growth is a secondary consideration. The Portfolio seeks to achieve its objective by investing in securities which will provide a relatively high-yield and stable return and which, over the years, may also provide capital appreciation. The Portfolio normally will invest at least 65% of its assets in dividend-paying, marketable common stocks of domestic and foreign industrial issuers.

AST American Century International Growth: to seek capital growth. The Portfolio will invest primarily in issuers in developed markets. Under normal conditions, the Portfolio will invest at least 65% of its assets in equity and equity equivalent securities of issuers from at least three different countries outside the United States.

AST American Century Strategic Balanced: to seek capital growth and current income. It is the intention of the Portfolio's sub-advisor to maintain approximately 60% of the Portfolio's assets in common stocks that are considered by the sub-advisor to have better-than-average prospects for appreciation and the remainder in bonds and other fixed income securities.

AST Putnam Value Growth & Income: to seek capital growth with current income as a secondary objective. The Portfolio invests primarily in common stocks that offer potential for capital growth, and may, consistent with its investment objectives, invest in stocks that offer potential for current income. The Portfolio may invest up to 20% of its assets in securities traded in foreign markets.

AST Putnam Balanced: to provide a balanced investment composed of a well-diversified portfolio of stocks and bonds which will produce both capital growth and current income. The Portfolio may invest in almost any type of security or negotiable instrument, including cash or money market instruments. The portion of the Portfolio's assets invested in equity securities and fixed income securities will vary from time to time in light of the Portfolio's investment objective, changes in interest rates and economic of other factors. Under normal market conditions, it is expected that at least 25% of the Portfolio's total assets will be invested in fixed income securities.

AST Cohen & Steers Realty: to maximize total return through investment in real estate securities. The Portfolio pursues its investment objective of maximizing total return by seeking, with approximately equal emphasis, capital appreciation (both realized and unrealized) and current income. Under normal circumstances, the Portfolio will invest substantially all of its assets in the equity securities of "real estate companies". Real estate companies include those companies that derive at least 50% of its revenues from the ownership, construction, financing, management or sale of commercial, industrial, or residential real estate or that has at least 50% of its assets in such real estate.

AST Bankers Trust Enhanced 500: to outperform the Standard & Poor's 500 Composite Stock Price Index (the "S&P 500(R)") through stock selection resulting in different weightings of common stocks relative to the index. The Portfolio will include the common stocks of companies included in the S&P 500(R). While the majority of the issues held by the Portfolio will have neutral weightings to the S&P 500, approximately 100 will be over- or under-weighted relative to the index. "Standard & Poor's(R)," "S&P(R)," "S&P 500(R)," "Standard & Poor's 500," and "500" are trademarks of the McGraw-Hill Companies, Inc. and have been licensed for use by American Skandia Investment Services, Incorporated and Bankers Trust. The Portfolio is not sponsored, endorsed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in the Portfolio.

AST Marsico Capital Growth: to seek capital growth. Income realization is not an investment objective and any income realized on the Portfolio's investments, therefore, will be incidental to the Portfolio's objective. The Portfolio will pursue its objective by investing primarily in common stocks in industries and companies the sub-advisor believes are experiencing favorable demand for their products and services, and which operate in a favorable competitive and regulatory environment.

AST Neuberger Berman Mid-Cap Growth: to seek capital appreciation. The Portfolio invests in a diversified portfolio of common stocks believed to have the maximum potential for long-term above-average capital appreciation. Under normal conditions, the Portfolio primarily invests in the common stocks of companies with equity market capitalizations from $300 million to $10 billion at the time of investment. The Portfolio does not seek to invest in securities that pay dividends or interest, and any such income is incidental.

AST Neuberger Berman Mid-Cap Value: to seek capital growth. The Portfolio seeks capital growth through an investment approach that is designed to increase capital with reasonable risk. The Portfolio invests principally in common stocks of medium to large capitalization established companies, using a value-oriented investment approach. The Sub-advisor looks for securities believed to be undervalued based on strong fundamentals, including a low price-to-earnings ratio, consistent cash flow, and the company's track record through all parts of the market cycle.

AST Oppenheimer Large-Cap Growth: seeks capital appreciation. The Portfolio does not invest to seek current income. The Portfolio emphasizes investment in common stocks issued by established large-capitalization growth companies. For purposes of the Portfolio, large-cap companies have market capitalizations greater than $5 billion. Investment opportunities may be sought among securities of smaller, less well-known companies. This Portfolio is not intended for investors seeking assured income or preservation of capital.

AST Kemper Small-Cap Growth: seeks maximum appreciation of investors' capital from a portfolio primarily of growth stocks of smaller companies. The Portfolio seeks maximum appreciation of investors' capital. Current income will not be a significant factor. The Portfolio's investment portfolio will normally consist primarily of common stocks and securities convertible into or exchangeable for common stocks, including warrants and rights. The Portfolio is designed as a long-term investment involving substantial financial risk commensurate with potential substantial gains.